Related Party Transactions - Founder Shares (Details)			1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 21, 2021 shares	Oct. 18, 2021 shares	Jun. 30, 2021 USD ($) shares	Sep. 30, 2023	Dec. 31, 2022 shares
Related Party Transactions
Common stock issued to Sponsors (in shares)		250,000
Initial public offering
Related Party Transactions
Sale of units, net of underwriting discounts (in shares)	11,500,000
Founder shares | Initial public offering
Related Party Transactions
Sale of units, net of underwriting discounts (in shares)			11,500,000
Percentage of outstanding shares after IPO			20
Founder shares | Sponsor | Class B common stock
Related Party Transactions
Aggregate purchase price | $			$ 25,000
Common stock issued to Sponsors (in shares)			2,875,000
Aggregate number of shares owned					2,875,000
Restricted period to transfer, assign or sell				9 months	9 months
Warrants exercisable term				5 years	5 years